Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of sales to members
Sales to members were as follows:

	(dollars in thousands)
	2024	2023	2022
Capacity revenues	$1,501,903	$1,082,368	$984,036
Energy revenues	643,619	599,198	990,647
Total	$2,145,522	$1,681,566	$1,974,683
Sales to non-members were as follows:

	(dollars in thousands)
	2024	2023	2022
Energy revenues	$34,753	$44,995	$155,372
Capacity revenues	1,572	13,624	82
Total	$36,325	$58,619	$155,454

Schedule of members whose revenues accounted for 10% or more of total operating revenues
The following table reflects members whose revenues accounted for 10% or more of our total operating revenues in 2024, 2023 or 2022:

	2024	2023	2022
Jackson EMC	18.0%	15.1%	16.0%
Cobb EMC	9.0%	11.4%	9.5%
GreyStone Power Corporation, an EMC	9.3%	8.5%	10.0%

Schedule of sales to non-members
Sales to members were as follows:

	(dollars in thousands)
	2024	2023	2022
Capacity revenues	$1,501,903	$1,082,368	$984,036
Energy revenues	643,619	599,198	990,647
Total	$2,145,522	$1,681,566	$1,974,683
Sales to non-members were as follows:

	(dollars in thousands)
	2024	2023	2022
Energy revenues	$34,753	$44,995	$155,372
Capacity revenues	1,572	13,624	82
Total	$36,325	$58,619	$155,454

Schedule reflecting details of asset retirement obligations included in the consolidated balance sheets
The following table reflects the details of the asset retirement obligations included in the consolidated balance sheets for the years 2024 and 2023.

	(dollars in thousands)
	Nuclear	Coal Ash Pond	Other	Total
Balance at December 31, 2023	$929,804	$463,967	$65,166	$1,458,937
Liabilities incurred	65,149	—	—	65,149
Liabilities settled	—	(21,593)	(1,700)	(23,293)
Accretion	49,307	17,109	2,807	69,223
Deferred accretion	—	(142)	—	(142)
Change in cash flow estimates	(232,021)	(56,171)	(2,561)	(290,753)
Balance at December 31, 2024	$812,239	$403,170	$63,712	$1,279,121

	(dollars in thousands)
	Nuclear	Coal Ash Pond	Other	Total
Balance at December 31, 2022	$820,106	$461,528	$62,109	$1,343,743
Liabilities incurred	62,841	—	—	62,841
Liabilities settled	—	(14,445)	(76)	(14,521)
Accretion	46,857	16,558	2,492	65,907
Deferred accretion	—	5	—	5
Change in cash flow estimates	—	321	641	962
Balance at December 31, 2023	$929,804	$463,967	$65,166	$1,458,937

Schedule of estimated costs of decommissioning of co-owned nuclear facilities	Our
portion of the estimated costs of decommissioning co-owned nuclear facilities for which we have recorded asset retirement obligations as of December 31, 2024 are as follows:

	(dollars in thousands)
2024 site study	Hatch Unit No. 1	Hatch Unit No. 2	Vogtle Unit No. 1	Vogtle Unit No. 2
Estimated costs based on site study in 2024 dollars:
Radiated structures	$234,000	$242,000	$216,000	$226,000
Spent fuel management	95,000	89,000	86,000	82,000
Non-radiated structures	19,000	27,000	31,000	39,000
Total estimated site study costs	$348,000	$358,000	$333,000	$347,000

	(dollars in thousands)
2024 site study	Vogtle Unit No. 3	Vogtle Unit No. 4
Estimated costs based on site study in 2024 dollars:
Radiated structures	$195,000	$199,000
Spent fuel management	27,000	29,000
Non-radiated structures	25,000	33,000
Total estimated site study costs	$247,000	$261,000

Schedule of external and internal trust funds by type of investment
The following table outlines the fair value of our nuclear decommissioning funds as of December 31, 2024 and December 31, 2023. The funds were invested in a diversified mix of approximately 51% equity, 34% fixed income securities and 15% temporarily in cash pending reallocation between equity funds in 2024 and 71% equity and 29% fixed income securities in 2023.

	2024
External Trust Funds:	(dollars in thousands)
	Cost 12/31/2023	Purchases	Net Proceeds(1)	Unrealized Gain(Loss)	Fair Value 12/31/2024
Equity	$249,063	$169,927	$(75,461)	$186,129	$529,658
Debt	195,756	788,109	(781,509)	(8,713)	193,643
Other	(729)	191,247	(192,195)	—	(1,677)
	$444,090	$1,149,283	$(1,049,165)	$177,416	$721,624
__________________
(1)Also included in net proceeds are net realized gains or losses, interest income, dividends, contributions and fees of $100,118,000.

	2024
Internal Funds:	(dollars in thousands)
	Cost 12/31/2023	Purchases	Net Proceeds(1)	Unrealized Gain(Loss)	Fair Value 12/31/2024
Equity	$86,378	$—	$3,257	$40,466	$130,101
Debt	49,320	139,657	(116,098)	(2,180)	70,699
	$135,698	$139,657	$(112,841)	$38,286	$200,800
__________________
(1)Also included in net proceeds are net realized gains or losses, interest income, dividends, contributions and fees of $26,817,000.

	2023
External Trust Funds:	(dollars in thousands)
	Cost 12/31/2022	Purchases	Net Proceeds(1)	Unrealized Gain(Loss)	Fair Value 12/31/2023
Equity	$228,936	$29,307	$(9,180)	$201,900	$450,963
Debt	192,986	485,705	(482,935)	(4,751)	191,005
Other	91	20,015	(20,835)	—	(729)
	$422,013	$535,027	$(512,950)	$197,149	$641,239
__________________
(1)Also included in net proceeds are net realized gains or losses, interest income, dividends and fees of $22,078,000.

	2023
Internal Funds:	(dollars in thousands)
	Cost 12/31/2022	Purchases	Net Proceeds(1)	Unrealized Gain(Loss)	Fair Value 12/31/2023
Equity	$79,122	$—	$7,256	$39,134	$125,512
Debt	43,032	59,630	(53,342)	(942)	48,378
	$122,154	$59,630	$(46,086)	$38,192	$173,890
__________________
(1)Also included in net proceeds are net realized gains or losses, interest income, dividends, contributions and fees of $13,542,000.

Schedule of annual depreciation rates	Annual weighted average depreciation rates in effect in 2024, 2023, and 2022 were as follows:

	Remaining Useful Life Range in years*	2024	2023	2022
Steam production	18-20	3.04%	3.05%	13.77%
Nuclear production	10-59	1.88%	1.87%	2.17%
Hydro production	42	2.00%	2.00%	2.00%
Other production	15-29	2.71%	2.73%	2.68%
Transmission	10-59	2.75%	2.75%	2.75%
General	1-41	2.00-33.33%	2.00-33.33%	2.00-33.33%
__________________
*Based on estimated retirement dates as of 2024. Actual retirement dates may be different.

Reconciliation of cash, cash equivalents and restricted cash	The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts reported in the consolidated statements of cash flows.

Classification
	Twelve months ended
	December 31, 2024	December 31, 2023
	(dollars in thousands)
Cash and cash equivalents	$337,813	$490,592
Restricted cash included in restricted cash and short-term investments	500	—
Total cash, cash equivalents and restricted cash reported in the consolidated statements of cash flows	$338,313	$490,592

Schedule of regulatory assets and liabilities	Regulatory
liabilities represent certain items of income that we are retaining and that will be applied in the future to reduce revenues required to be recovered from members.

	(dollars in thousands)
	2024	2023
Regulatory Assets:
Premium and loss on reacquired debt(a)	$21,587	$25,476
Amortization on financing leases(b)	24,699	28,780
Outage costs(c)	45,749	30,040
Asset retirement obligations – Ashpond and other(l)	268,074	343,523
Depreciation expense - Plant Vogtle(d)	32,702	34,125
Depreciation expense - Plant Wansley(e)	337,181	335,884
Deferred charges related to Vogtle Units No. 3 and No. 4 training costs(f)	54,545	55,159
Interest rate options cost(g)	130,456	137,463
Deferral of effects on net margin – TA Smith Energy Facility(h)	124,840	130,786
Deferral of effects on net margin – BC Smith Energy Facility(p)	27,841	—
Inventory adjustments - TA Smith Energy Facility(q)	14,723	—
Other regulatory assets(o)	21,236	10,253
Total Regulatory Assets	$1,103,633	$1,131,489
Regulatory Liabilities:
Accumulated retirement costs for other obligations(i)	$29,975	$25,992
Deferral of effects on net margin – Hawk Road Energy Facility(h)	15,404	16,020
Deferral of effects on net margin – BC Smith Energy Facility(p)	—	546
Major maintenance reserve(j)	99,987	120,547
Amortization on financing leases(b)	—	2,658
Deferred debt service adder(k)	186,757	170,466
Asset retirement obligations – Nuclear(l)	102,858	47,217
Revenue deferral plan(m)	197,373	308,507
Natural gas hedges(n)	28,624	13,445
Other regulatory liabilities(o)	614	922
Total Regulatory Liabilities	$661,592	$706,320
Net regulatory assets	$442,041	$425,169
__________________
(a)Represents premiums paid, together with unamortized transaction costs related to reacquired debt that are being amortized over the lives of the refunding debt, which range up to 19 years.
(b)Represents the difference between expense recognized for rate-making purposes versus financial statement purposes related to finance lease payments and the aggregate of the amortization of the asset and interest on the obligation.
(c)Consists of both coal-fired maintenance and nuclear refueling outage costs. Coal-fired outage costs are amortized on a straight-line basis to expense over periods up to 60 months, depending on the operating cycle of each unit. Nuclear refueling outage costs are amortized on a straight-line basis to expense over the 18 or 24-month operating cycles of each unit.
(d)Prior to Nuclear Regulatory Commission (NRC) approval of a 20-year license extension for Plant Vogtle, we deferred the difference between Plant Vogtle depreciation expense based on the then 40-year operating license and depreciation expense assuming an expected 20-year license extension. Amortization commenced upon NRC approval of the license extension in 2009 and is being amortized over the remaining life of the plant.
(e)Represents the deferral of accelerated depreciation associated with the early retirement of Plant Wansley, which occurred on August 31, 2022. Amortization commenced upon the retirement of Plant Wansley and will end no later than December 31, 2040.
(f)Deferred charges consist of training related costs, including interest and carrying costs of such training. Amortization will commence effective with the commercial operation date of each unit and amortized to expense over the life of the units.
(g)Deferral of premiums paid to purchase interest rate options used to hedge interest rates on certain borrowings, related carrying costs and other incidentals associated with construction of Vogtle Units No. 3 and No. 4. Amortization commenced in August 2023 after Vogtle Unit No. 3 was placed in service on July 31, 2023.
(h)Effects on net margin for TA Smith and Hawk Road Energy Facilities were deferred through the end of 2015 and are being amortized over the remaining life of each respective plant.
(i)Represents the accrual of retirement costs associated with long-lived assets for which there are no legal obligations to retire the assets.
(j)Represents collections for future major maintenance costs; revenues are recognized as major maintenance costs are incurred.
(k)Represents collections to fund certain debt payments to be made through the end of 2025 which will be in excess of amounts collected through depreciation expense; the deferred credits will be amortized over the remaining useful life of the plants.
(l)Represents the difference in the timing of recognition of decommissioning costs for financial statement purposes versus ratemaking purposes, as well as the deferral of unrealized gains and losses of funds set aside for decommissioning.
(m)Deferred revenues under a rate management program that allowed for additional collections over a five-year period beginning in 2018. These amounts are being amortized to income and applied to member billings, per each member's election, over the subsequent five-year period.
(n)Represents the deferral of unrealized gains on natural gas contracts.
(o)The amortization periods for other regulatory assets range up to 29 years and the amortization periods of other regulatory liabilities range up to 2 years.
(p)Effects on net margin for the BC Smith Energy Facility that are being deferred until on or before January 2026 and will be amortized over the remaining life of the plant.
(q)Represents the write-down of inventory associated with the TA Smith acquisition. Amortization commenced on June 1, 2024 and will end no later than May 31, 2039.